Noncash Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Nonmonetary Transactions [Abstract]
Noncash Transactions

Note 13. Noncash transactions

On February 28, 2013, our Sponsor contributed 2,770 single-family properties to the Company with a net carrying cost of $386,500,000 in exchange for 31,085,974 Series C convertible units in our Operating partnership and 634,408 Class B common shares (see Note 9).

On June 10, 2013, we acquired the Advisor and Property Manager from the Sponsor in exchange for 4,375,000 Series D units and 4,375,000 Series E units in the Operating Partnership (see Note 10).

On June 11, 2013, we acquired the Alaska Joint Venture from APFC and the Sponsor in exchange for 43,609,394 Class A common shares in the Company and 12,395,965 Class A units in the Operating Partnership (see Note 10).

On June 14, 2013, the Sponsor contributed its remaining ownership interest in RJ LLC to the Company, 653,492 Preferred Units held by the Sponsor were converted into 653,492 Class A units and the Company issued 705,167 additional Class A units to the Sponsor (see Note 10).

Note 13. Noncash transactions

In connection with the 2012 Offering, our Sponsor made an investment in our Company by contributing 367 single-family properties with a net carrying cost of $46,635,000, plus transfer costs of $455,000 that were expensed as acquisition costs, and by making a cash investment of $556,000 (see Note 9).

Additionally, in connection with the 2012 Offering we entered into a subscription agreement with our Advisor under which our Advisor has the option to purchase 3,333,334 Class A common shares for an aggregate purchase price of $50,000,000 (See Note 7).

On December 31, 2012, the sole Class B interest in RJ LLC was contributed to us by our Sponsor. The investment was made through the issuance of 653,492 3.5% convertible preferred units (see Note 4).

As of December 31, 2012, the Company had receivables of $3,312,000, accounts payable and accrued expenses of $2,306,000 and amounts payable to affiliates of $4,180,000 related to property acquisitions.

On February 28, 2013, our Sponsor contributed 2,770 properties to us in exchange for 31,085,974 Series C convertible units in our Operating partnership and 634,408 Class B common shares (see Note 9). As of December 31, 2012, the single-family properties purchased prior to January 1, 2013 had a net asset value net of related liabilities of $364,957,000.